Deferred revenues (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Contractual assets (liabilities)	R$ 6,894	R$ 2,326
Accounting Estimates Two Thousand Twenty Three [Member]
IfrsStatementLineItems [Line Items]
Contractual assets (liabilities)	7,210
Accounting Estimates Two Thousand Twenty Four [Member]
IfrsStatementLineItems [Line Items]
Contractual assets (liabilities)	(316)
Accounting Estimates Two Thousand Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Contractual assets (liabilities)